iDirect Multi-Strategy Fund, LLC
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2026

		Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Liquidity (1)
INVESTMENT FUNDS - 95.86%
QUANTITATIVE STRATEGY - 12.88%
WMA Systematic Alpha Broad US Equity Return Onshore Fund L.P. - Class B		$ 8,000,000	$ 7,657,377	1.96%	3/1/2026	Monthly
WMA Systematic Equity Alpha Long/Short Onshore Fund, L.P.		26,505,000	26,543,069	6.81%	7/1/2024	Monthly
WMA US Active Extension Onshore Fund, L.P.		14,250,000	16,023,099	4.11%	6/1/2025	Monthly
TOTAL QUANTITATIVE STRATEGY		48,755,000	50,223,545	12.88%

MACRO - 14.15%
Brevan Howard Alpha Strategies Fund (Delaware No. 2), L.P.		25,705,000	27,521,477	7.06%	7/1/2024	Monthly
The Campbell Absolute Return Onshore Fund LLC		27,205,000	27,632,568	7.09%	7/1/2024	Monthly
TOTAL MACRO		52,910,000	55,154,054	14.15%

MULTI-STRATEGY - 68.83%
Atlas Enhanced Fund, L.P.		74,680,000	80,758,802	20.71%	7/1/2024	Quarterly
Cross Bay Associates Fund LLC		79,759,000	91,803,464	23.54%	7/1/2025	Quarterly
Point72 Capital, L.P.		33,380,000	44,138,380	11.32%	7/1/2024	Quarterly
Verition Multi-Strategy Fund, LLC		47,065,000	51,709,457	13.26%	7/1/2024	Quarterly
TOTAL MULTI-STRATEGY		234,884,000	268,410,103	68.83%

TOTAL INVESTMENT FUNDS		$ 336,549,000	$ 373,787,702	95.86%

	Shares
SHORT-TERM INVESTMENTS - 5.20%
Fidelity Government Portfolio Institutional Class, 3.57% (2)	602,825	602,825	602,825	0.15%
Fidelity Treasury Portfolio Class I, 3.55% (2)	19,675,162	19,675,162	19,675,162	5.05%
TOTAL SHORT-TERM INVESTMENTS		$ 20,277,987	$ 20,277,987	5.20%

TOTAL INVESTMENTS - 101.06% (Cost - $356,826,987)			$ 394,065,689
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.06)%			(4,120,575)
NET ASSETS - 100.00%			$ 389,945,114

(1) Available frequency of redemptions after the initial lock up period, if any. Different tranches may have varying liquidity terms.
(2) Money market fund; interest rate reflects seven-day effective yield on June 30, 2026.